Insurance (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Insurance finance expense	$ 58	$ 59	$ 180	$ 184
Investment return on securities supporting insurance contracts	35	56	163	206
Insurance revenue	1,665	1,514	3,341	3,056
Insurance service expenses	1,248	1,118	2,614	2,282
Other insurance liabilities	132		$ 132		$ 127
Bottom of range [member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Insurance liabilities, discount rate			5.30%		5.70%
Insurance liabilities, discount rate period			1 year
Top of range [member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Insurance liabilities, discount rate			4.90%		5.50%
Insurance liabilities, discount rate period			10 years
Property And Casualty Insurance Contracts [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Insurance finance expense	77	79	$ 198	200
Insurance revenue	1,305	1,170	2,631	2,358
Insurance service expenses	1,033	$ 925	2,204	$ 1,903
Life And Health Insurance Contracts [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Other insurance liabilities	$ 112		$ 112		$ 124